Income Tax Expense (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 HKD ($)
Income Tax Expense [Line Items]
Applicable tax rate (in Dollars)	$ 2
Profits tax rate	16.50%
Assessable profits (in Dollars)	$ 2
Applicable tax rate	16.50%
Hong Kong (HK) [Member]
Income Tax Expense [Line Items]
Profits tax rate	8.25%